SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2020	137,867,418	3	420
New shares issued (A)	2,095,254	—	—
At December 31, 2020	139,962,672	3	420
(A)Constellium SE issued and delivered 2,095,254 ordinary shares to certain employees and directors related to share-based compensation plans.